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Scudder YieldWise Funds report

Scudder YieldWise Money Fund

Scudder YieldWise Government
Money Fund

Scudder YieldWise Municipal
Money Fund

Annual Report to Shareholders
for the Period Ended July 31, 2002

table of contents

<Click Here> Fund objectives

<Click Here> Performance summary

<Click Here> Variables affecting performance

<Click Here> Performance review

<Click Here> Terms to know

<Click Here> Portfolio composition

<Click Here> Portfolio of investments

<Click Here> Financial statements

<Click Here> Financial highlights

<Click Here> Notes to financial statements

<Click Here> Report of Ernst & Young LLP, independent auditors

<Click Here> Tax information

<Click Here> Shareholder meeting results

<Click Here> Trustees and officers

<Click Here> Account management resources

fund objectives

Scudder YieldWise Funds (the "Trust") is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower costs.

Like all money market funds, an investment in these funds is not insured or guaranteed by the FDIC or any other government agency. Although money funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

Scudder YieldWise Money Fund

This fund seeks maximum current income to the extent consistent with stability of principal by investing exclusively in high-quality short-term securities, as well as repurchase agreements that are backed by theses securities.

Scudder YieldWise Government Money Fund

This fund seeks maximum current income to the extent consistent with stability of principal by investing, under normal circumstances, at least 80 percent of its net assets, plus the amount of any borrowings for investment purposes, in short-term securities that are issued or guaranteed by the US Government, its agencies or instrumentalities.

Scudder YieldWise Municipal Money Fund

This fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with stability of principal by normally investing at least 80 percent of total assets in high-quality short-term municipal securities.

performance sum#

Scudder YieldWise Money Fund

Yield Comparison	Fund Yield vs. First Tier Money Fund Average

Scudder YieldWise Money Fund is compared to the First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate.*

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Competitive Ranking	Lipper Ranking

The Lipper, Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2002. The fund is compared to the Lipper Money Market Instrument Fund category. The ranking is historical and does not guarantee future performance.*

Source: Lipper, Inc.

Top Fund #1 of 253 funds 5 Years Top 2% #5 of 322 funds 3 Years Top 7% #27 of 380 funds 1 Year
* Performance reflects a partial fee waiver during this period which improved results. Otherwise, the 7-day average yield would have been 1.27% on 7/31/2002.
Scudder YieldWise Government Money Fund

Yield Comparison	Fund Yield vs. Government Money Fund Average

Scudder YieldWise Government Money Fund is compared to the Government Money Fund Average which consists of all non-institutional government money market funds tracked by iMoneyNet, Inc. Returns are historical, do not guarantee future results, and will fluctuate.*

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Competitive Ranking	Lipper Ranking

The Lipper, Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2002. The fund is compared to the Lipper Government Money Market Fund category. The ranking is historical and does not guarantee future performance.*

Source: Lipper, Inc.

Top Fund #1 of 115 funds 3 Years Top 4% #6 of 134 funds 1 Year
* Performance reflects a partial fee waiver during this period which improved results. Otherwise, the 7-day average yield would have been 1.04% on 7/31/2002.
Scudder YieldWise Municipal Money Fund

Yield Comparison	Fund Yield vs. Tax-Free Money Fund Average

Scudder YieldWise Municipal Money Fund is compared to the Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by iMoneyNet Inc. Returns are historical, do not guarantee future results, and will fluctuate.* Income may be subject to state and local taxes and the Alternative Minimum Tax.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Competitive Ranking	Lipper Ranking

The Lipper, Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2002. The fund is compared to the Lipper Tax-Free Money Market Fund category. The ranking is historical and does not guarantee future performance.*

Source: Lipper, Inc.

Top 2% #2 of 116 funds 3 Years Top 3% #4 of 133 funds 1 Year
* Performance reflects a partial fee waiver during this period which improved results. Otherwise, the 7-day average yield would have been 1.01% on 7/31/2002.

variables affecting performance

The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objective.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities that portfolio managers select have a major impact on reaching our goal. However, they must continuously analyze other variables which affect share price stability and fund performance. Traditionally, there are three important variables which are factored into the decision-making process:

Monetary Policy

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they sell. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

Interest Rates

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

Average Length of Maturity

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(Also see "Terms to know" section)

performance review

An interview with portfolio managers
Christine Haddad and Joe Benevento

Christine Haddad and Joe Benevento assumed portfolio management duties from Frank Rachwalski on April 8, 2002. A discussion of the portfolios' performance and the market environment during the annual period can be found below.

Portfolio Manager Christine C. Haddad joined the Advisor in 1993 and has nine years of investment industry experience.

Portfolio Manager Joe Benevento joined the Advisor in 2002 and has 13 years of investment industry experience.

Market Review

Over the last year continued weakness in the economy spurred the Federal Reserve Board to make a series of interest rate cuts, all of which occurred in the first half of the period. The last cut on December 11, 2001 brought short-term rates to 1.75 percent, where it has remained since.

It appeared that this series of rate cuts had helped place the economy back on the right track with economic growth rising in the first quarter of 2002. However, that improvement did not have staying power and the economy slowed again in the second quarter. Serious allegations of accounting irregularities on the part of several prominent US corporations, including WorldCom and Tyco, caused the stock market to slide significantly lower in June and July.

Further, recent data points to weaker growth than previously expected. Weak capital spending and anemic hiring by corporations suggest that the third quarter of 2002 is off to a slow start. Consumer spending, especially on autos and housing, remains resilient. But further wealth losses this summer suggest that this support may be short lived. US consumer confidence, according to some measures, fell to the lowest level since September 11. Declining stock prices and rising unemployment threaten many Americans' sense of financial security.

These downside risks have raised the possibility of further easing by the Federal Reserve Board in the next couple of months. Although market participants believe the tentatively weak economic numbers may not justify an ease in rates by the Federal Open Market Committee, continued volatility in the equity market raises the question of whether or not these woes could spill into the general economy.

Strategy

Over the past year, the portfolios' strategy has been to take advantage of the steepness of the yield curve by barbelling the portfolios whenever possible. Purchases of short-dated paper have been complemented with positions at the longer end of the money market curve, in the seven to 12 month sector. This strategy was implemented to capture any rate increases as they occur. In July, this strategy was accelerated and the portfolio extended as rates moved lower. As a result, the weighted average maturity is close to the maximum permitted for the portfolios.

Outlook

Major improvements in the political or economic picture do not seem imminent, neither in the US nor globally. We expect the bond market to continue its trend of trading in contrast to the equity markets. Unless a marked improvement in stock prices occurs, investors should expect bond yields to stay at the low end of their recent ranges or to potentially fall lower. We will continue with our barbelling strategy, provided the yield curve does not flatten, and continue to selectively add callable bonds to the portfolios.

terms to know

7-Day Average Yield

Every money market fund calculates its yield daily according to a standardized method prescribed by the Securities and Exchange Commission. Each day's standardized yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income, and therefore yield.

Federal Funds ("Fed Funds")

Commercial banks are required to keep these funds on deposit at the Federal Reserve Bank in their district. In order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed Funds Market." The interest rate on these loans is called the "Fed Funds Rate" and is the key money market rate which influences all other short-term rates.

Maturity	Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.
US Treasuries

These debt securities are issued by the US Treasury and include Treasury bills, Treasury notes and Treasury bonds. They are considered to be the safest of all securities. Their safety rests in the power of the US government to obtain tax revenues in order to repay its obligations, and in its historical record of always having done so.

portfolio composition

Scudder YieldWise Money Fund On 7/31/2002*
Commercial Paper 45% Certificates of Deposit and Bank Notes 28% Repurchase Agreements 17% Short-Term Notes 10%
Total 100%

Weighted Average Maturity**
Scudder YieldWise Money Fund 79 days First Tier Money Fund Average 52 days
Scudder YieldWise Government Money Fund On 7/31/2002*
Short-Term Notes 70% Repurchase Agreements 30%
Total 100%

Weighted Average Maturity**
Scudder YieldWise Government Money Fund 76 days Government Money Fund Average 44 days
Scudder YieldWise Municipal Money Fund On 7/31/2002*
Variable Rate Demand Securities 58% Short-Term Notes 42%
Total 100%

Weighted Average Maturity**
Scudder YieldWise Municipal Money Fund 44 days Tax-Free Money Fund Average 40 days

* Portfolio composition and holdings are subject to change.

** The Funds are compared to their respective iMoneyNet category: the First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average includes all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds. Weighted average maturity is as of 7/31/2002.

portfolio of investments
July 31, 2002#
	Principal Amount ($)	Value ($)

Scudder YieldWise Money Fund
Certificates of Deposit and Bank Notes 27.9%
ABN Amro Bank NV, 2.49%, 1/6/2003	15,000,000	15,022,552
Alliance & Leicester PLC, 1.98%, 12/11/2002	10,000,000	10,000,000
American Express Centurian Bank, 1.814%*, 10/3/2002	20,000,000	20,000,000
Associates Corp. of North America, 1.957%*, 6/15/2003	15,000,000	15,000,000
Bank of Nova Scotia, 2.97%, 3/31/2003	25,000,000	25,089,549
Bank of Scotland, 2.48%, 3/31/2003	5,000,000	4,999,673
Bayerische Hypo-Und Vereinsbank AG, 2.29%, 2/18/2003	5,000,000	5,000,000
Canadian Imperial Bank of Commerce, 2.1%, 12/31/2002	25,000,000	24,999,838
Canadian Imperial Bank of Commerce, 2.5%, 3/4/2003	5,000,000	4,999,709
Canadian Imperial Bank of Commerce, 2.505%, 3/4/2003	5,000,000	5,000,145
Comerica Bank, 1.8%*, 10/28/2002	10,000,000	10,000,000
Comerica Bank, 1.98%*, 11/25/2002	7,500,000	7,503,539
Credit Agricole Indosuez SA, 2.2%, 1/22/2003	25,000,000	25,000,000
Dresdner Bank AG, 2.22%, 1/21/2003	5,000,000	5,000,000
National Australia Bank Ltd., 2.59%, 5/23/2003	15,000,000	15,039,209
National City Bank of Cleveland, 1.8%*, 8/16/2002	10,000,000	9,999,918
Total Certificates of Deposit and Bank Notes (Cost $202,654,132)		202,654,132
Commercial Paper 45.1%
American Honda Finance Corp., 1.906%*, 12/6/2002	10,000,000	10,000,000
Bavaria TRR Corp., 1.78%***, 8/20/2002	25,000,000	24,976,514
Compass Securitization LLC, 1.78%***, 8/20/2002	20,000,000	19,981,211
Credit Suisse First Boston (USA), Inc., 2.046%*, 12/6/2002	10,000,000	10,006,737
Danske Bank, 2.46%, 6/11/2003	10,000,000	10,016,969
DEPFA Bank Europe PLC, 2.0%***, 11/13/2002	35,000,000	34,797,778
Dexia Delaware LLC, 1.77%***, 8/22/2002	25,000,000	24,974,188
Fairway Finance Corp., 1.93%***, 8/8/2002	8,000,000	7,996,998
Falcon Asset Securitization Corp., 1.78%***, 8/14/2002	20,000,000	19,987,144
General Electric Capital Corp., 1.86%*, 11/21/2002	10,000,000	10,001,539
Goldman Sachs Group, Inc., 1.843%*, 10/16/2002	5,000,000	5,000,000
Goldman Sachs Group, Inc., 2.02%, 10/11/2002	10,000,000	10,000,000
Jupiter Securitization Corp., 1.78%***, 8/13/2002	25,000,000	24,985,167
Kitty Hawk Funding Corp., 1.95%***, 8/15/2002	10,000,000	9,992,417
Norddeutsche Landesbank Girozentrale, 1.73%*, 6/30/2003	30,000,000	29,987,609
Park Avenue Receivables Corp., 1.78%***, 8/19/2002	15,000,000	14,986,650
Preferred Receivables Funding Corp., 1.78%***, 8/19/2002	30,000,000	29,973,300
Societe Generale, 2.105%, 2/14/2003	10,000,000	10,000,270
Spintab-Swedmortgage AB, 1.94%***, 8/8/2002	9,500,000	9,496,416
Windmill Funding Corp., 1.78%***, 8/16/2002	10,000,000	9,992,583
Total Commercial Paper (Cost $327,153,490)		327,153,490
Short-Term Notes 10.1%
Federal Home Loan Bank, 2.25%, 8/14/2003	25,000,000	25,000,000
Federal National Mortgage Association, 1.69%***, 1/8/2003	10,000,000	9,924,889
Federal National Mortgage Association, 1.705%***, 1/22/2003	13,709,000	13,596,026
Federal National Mortgage Association, 1.719%*, 12/5/2002	25,000,000	24,998,354
Total Short-Term Notes (Cost $73,519,269)		73,519,269
Repurchase Agreement 16.9%
Salomon Smith Barney, 1.84%**, to be repurchased at $123,006,287 on 8/1/2002 (Cost $123,000,000)	123,000,000	123,000,000
Total Investment Portfolio - 100.0% (Cost $726,326,891) (a)		726,326,891

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2002.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

*** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $726,326,891.

The accompanying notes are an integral part of the financial statements.

portfolio of investments
July 31, 2002#
	Principal Amount ($)	Value ($)

Scudder YieldWise Government Money Fund
Short-Term Notes 70.4%
Federal Home Loan Bank, 1.689%*, 2/3/2003	5,000,000	4,998,872
Federal Home Loan Bank, 1.699%*, 3/24/2003	5,000,000	4,998,397
Federal Home Loan Bank, 1.708%*, 3/6/2003	5,000,000	4,998,457
Federal Home Loan Bank, 1.709%*, 2/14/2003	5,000,000	4,999,219
Federal Home Loan Bank, 1.715%*, 9/20/2002	5,000,000	4,999,761
Federal Home Loan Bank, 1.743%*, 8/23/2002	7,000,000	6,999,759
Federal Home Loan Bank, 2.0%*, 2/14/2003	5,000,000	5,000,000
Federal Home Loan Bank, 2.25%, 2/12/2003	5,000,000	5,000,000
Federal Home Loan Bank, 2.25%, 8/14/2003	10,000,000	10,000,000
Federal Home Loan Bank, 2.29%, 2/7/2003	5,000,000	5,000,000
Federal Home Loan Bank, 2.45%, 3/4/2003	5,000,000	5,000,000
Federal Home Loan Bank, 2.67%, 6/13/2003	15,000,000	15,000,000
Federal Home Loan Bank, 5.125%, 1/13/2003	4,000,000	4,051,895
Federal Home Loan Mortgage Corp., 1.855%**, 8/9/2002	5,000,000	4,997,939
Federal Home Loan Mortgage Corp., 1.98%**, 10/18/2002	5,000,000	4,978,550
Federal National Mortgage Association, 1.69%**, 1/8/2003	5,000,000	4,962,444
Federal National Mortgage Association, 1.696%*, 10/4/2002	10,000,000	9,999,454
Federal National Mortgage Association, 1.719%*, 12/5/2002	10,000,000	9,999,342
Federal National Mortgage Association, 1.735%*, 10/17/2002	10,000,000	9,998,600
Federal National Mortgage Association, 1.98%**, 12/20/2002	10,000,000	9,922,450
Federal National Mortgage Association, 4.625%, 5/15/2003	5,000,000	5,093,491
Federal National Mortgage Association, 6.125%, 5/19/2003	5,000,000	5,153,381
Student Loan Marketing Association, 1.932%*, 2/12/2004	10,000,000	9,995,430
Totem Ocean Trailer, 1.987%*, 10/30/2014	5,000,000	5,000,000
U.S. Export Import Bank-Hainan Airlines, Series 2000-1, 1.849%*, 6/21/2004	5,305,697	5,305,697
U.S. Export Import Bank-Hainan Airlines, Series 2000-2, 1.774%*, 12/21/2004	6,868,571	6,868,571
U.S. Export Import Bank-Hainan Airlines, Series 2001-1, 1.887%*, 12/15/2007	2,907,262	2,907,262
U.S. Export Import Bank-Hainan Airlines, Series 2001-2, 1.887%*, 12/15/2007	2,907,262	2,907,262
U.S. Export Import Bank-Hainan Airlines, Series 2001-3, 1.887%*, 12/15/2007	2,907,262	2,907,262
Total Short-Term Notes (Cost $182,043,495)		182,043,495
Repurchase Agreements*** 29.6%
Bear Stearns, Inc., 1.85%, to be repurchased at $10,000,514 on 8/1/2002	10,000,000	10,000,000
Credit Suisse First Boston, 1.84%, to be repurchased at $10,000,511 on 8/1/2002	10,000,000	10,000,000
Goldman Sachs & Co., 1.85%, to be repurchased at $10,000,514 on 8/1/2002	10,000,000	10,000,000
Greenwich Capital, 1.85%, to be repurchased at $10,000,514 on 8/1/2002	10,000,000	10,000,000
Merrich Lynch & Co. Inc., 1.83%, to be repurchased at $10,000,508 on 8/1/2002	10,000,000	10,000,000
Morgan Stanley & Co. Inc., 1.83%, to be repurchased at $10,000,508 on 8/1/2002	10,000,000	10,000,000
Salomon Smith Barney, 1.84%, to be repurchased at $10,000,511 on 8/1/2002	10,000,000	10,000,000
State Street Bank and Trust Co., 1.76%, to be repurchased at $6,447,315 on 8/1/2002	6,447,000	6,447,000
Total Repurchase Agreements (Cost $76,447,000)		76,447,000
Total Investment Portfolio - 100.0% (Cost $258,490,495) (a)		258,490,495

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2002.

** Annualized yield at time of purchase; not a coupon rate.

*** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a) The cost for federal income tax purposes was $258,490,495.

The accompanying notes are an integral part of the financial statements.

portfolio of investments
July 31, 2002#
	Principal Amount ($)	Value ($)

Scudder YieldWise Municipal Money Fund
Municipal Investments 100.0%
Alabama 2.9%
Birmingham, Special Care Facilities Financing Authority, Ascension Health Project, 1.35%*, 11/15/2039	5,000,000	5,000,000
Mobile, Special Care Facilities Financing Authority, Ascension Health Project, 1.35%*, 11/15/2039	5,000,000	5,000,000
Alaska 1.8%
Valdez Alaska Marine Term Revenue, Exxon Pipeline Co. Project, Series B, 1.45%*, 12/1/2033	6,400,000	6,400,000
Arizona 2.3%
Salt River, Agricultural Improvement and Power District, 1.5%, 9/12/2002	7,000,000	7,000,000
Salt River, Agricultural Improvement and Power District, 1.55%, 9/10/2002	1,000,000	1,000,000
California 1.4%
Health Facilities Financing Authority, Series B, 1.31%*, 12/1/2015 (b)	1,000,000	1,000,000
Revenue Anticipation Notes, Series A, 2.5%, 10/25/2002	4,000,000	4,007,574
Colorado 3.4%
Denver, City & County Economic Development Revenue, Western Stock Show Project, 1.5%*, 7/1/2029 (b)	4,250,000	4,250,000
Denver, City & County Special Facilities Airport Revenue, Worldport Project, Series A, AMT, 1.5%*, 12/1/2029 (b)	4,000,000	4,000,000
State General Fund Revenue, Tax and Revenue Anticipation Notes, Series A, 3.0%, 6/27/2003	3,500,000	3,546,745
Delaware 2.3%
State Economic Development Authority Revenue, Series A, 1.55%*, 1/1/2013 (b)	5,000,000	5,000,000
Sussex County, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 1.35%*, 12/1/2015 (b)	3,000,000	3,000,000
Florida 8.2%
Capital Projects Finance Authority, 1.45%*, 6/1/2012 (b)	3,100,000	3,100,000
Dade County, Water & Sewer System Revenue, 1.35%*, 10/5/2022 (b)	5,000,000	5,000,000
Gainesville, Utilities System, Series C, 1.3%, 10/1/2002	1,274,000	1,274,000
Jacksonville, Electric Authority, 1.5%, 9/9/2002	8,000,000	8,000,000
Jacksonville, Electric Authority, 1.5%, 9/10/2002	5,000,000	5,000,000
Kissimmee, Utility Revenue, Series B, 1.5%, 8/14/2002	1,000,000	1,000,000
Miami-Dade, Aviation Revenue, Series A, AMT, 1.5%, 11/7/2002	5,000,000	5,000,000
Orlando, Capital Improvements Authority, Series 94-A, 1.5%, 11/7/2002	2,000,000	2,000,000
Georgia 6.7%
Atlanta, Downtown Development Authority Revenue, Underground Atlanta Project, 1.42%*, 10/1/2016 (b)	10,000,000	10,000,000
Cobb County, Development Authority, Educational Facilities Revenue, Mt. Paran Christian School Inc. Project, AMT, 1.45%*, 7/1/2022 (b)	1,300,000	1,300,000
Municipal Electric & Gas Authority, 1.25%, 8/13/2002	5,000,000	5,000,000
Laurens County, Solid Waste Disposal Revenue, Southeast Paper Manufactory Co. Project, 1.55%*, 9/1/2017 (b)	5,000,000	5,000,000
Willacoochie, Pollution Control Revenue, Langborard, Inc. Project, AMT, 1.55%*, 5/1/2021 (b)	2,000,000	2,000,000
Idaho 2.3%
Power County Industrial Development Authority, FMC Corp. Project, AMT, 1.55%*, 4/1/2014 (b)	8,000,000	8,000,000
Illinois 8.9%
Chicago General Obligation, Series B, 1.45%*, 1/1/2037 (b)	1,800,000	1,800,000
Cook County, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 1.53%*, 12/1/2034 (b)	2,000,000	2,000,000
Educational Facilities Authority Revenue, 1.4%, 9/9/2002	5,000,000	5,000,000
Finance Authority, Industrial Development Revenue, Henry Value Co. Project, AMT, 1.53%*, 10/1/2006 (b)	1,955,000	1,955,000
Finance Authority, Industrial Development Revenue, Knead Dough Baking Project, AMT, 1.75%*, 9/1/2025 (b)	3,155,000	3,155,000
Finance Authority, Industrial Development Revenue, Whiting Corp. Project, AMT, 1.75%*, 6/1/2015 (b)	2,600,000	2,600,000
Finance Authority, Regional Organ Bank Project, 1.6%*, 12/1/2020 (b)	2,850,000	2,850,000
Health Facilities Authority Revenue, Northwestern Memorial Hospital, Series C, 1.5%*, 8/15/2032 (b)	1,300,000	1,300,000
Lake Zurich Industrial Development Revenue, Screenco LLC Project, AMT, 1.53%*, 3/1/2018 (b)	2,205,000	2,205,000
Sagamon County, Industrial Development Revenue, Contech Construction Products Project, AMT, 1.65%*, 6/1/2012 (b)	2,400,000	2,400,000
Sagamon County, Industrial Development Revenue, Contech Construction Products Project, AMT, 1.65%*, 6/1/2014 (b)	2,800,000	2,800,000
Tinley Park, Industrial Development Revenue, Harbor Tool Manufactory, Inc. Project, AMT, 1.53%*, 7/1/2020 (b)	2,830,000	2,830,000
Indiana 3.0%
Development Financial Authority, Industrial Development Revenue, Enterprise Center I Project, AMT, 1.53%*, 6/1/2022 (b)	2,900,000	2,900,000
Development Financial Authority, Industrial Development Revenue, Enterprise Center IV Project, AMT, 1.53%*, 6/1/2022 (b)	2,600,000	2,600,000
Development Financial Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 1.53%*, 6/1/2022 (b)	4,900,000	4,900,000
Kentucky 3.5%
Danville County, Multi-City Lease Revenue, 1.5%, 10/10/2002	7,210,000	7,210,000
Danville County, Multi-City Lease Revenue, 1.5%, 11/7/2002	1,430,000	1,430,000
Lexington-Fayette County, Industrial Development Revenue, YMCA Central Kentucky Project, 1.5%*, 7/1/2019 (b)	1,700,000	1,700,000
Mayfield, Multi-City Lease Revenue, 1.45%*, 7/1/2026 (b)	1,930,000	1,930,000
Maine 0.6%
State Housing Authority, Series E-2, AMT, 1.65%*, 11/15/2031	2,000,000	2,000,000
Michigan 2.5%
Farmington Hills, Brookfield Building Association Project, 1.55%*, 11/1/2010 (b)	790,000	790,000
Genesee County, Atlas Technologies, Inc. Project, AMT, 1.65%*, 12/1/2021 (b)	300,000	300,000
Oakland County, Economic Development Authority, Acme Manufacturing Co. Project, AMT, 1.6%*, 11/1/2023 (b)	800,000	800,000
Oakland County, Economic Development Authority, Lyon Gear & Machine, Inc. Project, AMT, 1.75%*, 5/1/2012 (b)	2,500,000	2,500,000
State Building Authority Revenue, Series I, Prerefunded, 5.875%, 10/1/2008	1,500,000	1,540,318
Strategic Fund, Continental Aluminum Project, 1.6%*, 10/1/2015 (b)	900,000	900,000
Strategic Fund, Creative Foam Corp. Project, AMT, 1.65%*, 11/1/2011 (b)	800,000	800,000
University of Michigan Hospital Revenue, Series A, 1.55%*, 12/1/2019	900,000	900,000
Minnesota 3.1%
Cottage Grove, Environmental Control Revenue, 1.544%*, 8/1/2012	1,000,000	1,000,000
Rochester, Health Facilities Revenue, Series B, 1.5%, 8/21/2002	3,000,000	3,000,000
Rochester, Health Facilities Revenue, Series C, 1.5%, 8/22/2002	6,950,000	6,950,000
Missouri 0.6%
St. Louis, Air Cargo Facility Revenue, AMT, 1.59%*, 3/1/2030 (b)	2,000,000	2,000,000
Nebraska 1.2%
Investment Finance Authority, Single Family Housing Revenue, Series G, AMT, 1.45%*, 9/1/2022 (b)	4,240,000	4,240,000
Nevada 3.9%
Clark County Airport Facilities Revenue, AMT, 1.62%*, 7/1/2036 (b)	10,000,000	10,000,000
Las Vegas Valley Water Authority, 1.45%, 9/9/2002	3,500,000	3,500,000
New Hampshire 2.9%
Health & Educational Facilities Authority Revenue, Dartmouth Hitchcock Obligation, Series A, 1.45%*, 8/1/2031 (b)	4,935,000	4,935,000
State Business Finance Authority, Waste Management of NH, Inc. Project, AMT, 1.55%*, 9/1/2012 (b)	5,000,000	5,000,000
New Jersey 3.6%
Industrial Pollution Control Finance Authority Revenue, 1.5%*, 3/1/2012	3,500,000	3,500,000
State Tax & Revenue Anticipation Notes, 3.0%, 6/12/2003	9,000,000	9,116,681
New York 1.7%
Buffalo, General Obligation Notes, 2.5%, 6/27/2003	2,300,000	2,320,064
New York City, Transitional Finance Authority Revenue, Series A, 3.25%, 10/2/2002	3,500,000	3,506,516
North Carolina 0.9%
Moore County Industrial Facilities & Pollution Control Finance Authority Revenue, AMT, 1.6%*, 5/1/2010 (b)	3,200,000	3,200,000
Ohio 1.7%
Air Quality Development Authority, Series A, 1.45%, 10/11/2002	2,000,000	2,000,000
Higher Education Facilities Authority, 1.6%*, 9/1/2025 (b)	3,870,000	3,870,000
Pennsylvania 4.3%
Bucks County, Oxford Falls Project, 1.647%*, 10/1/2014 (b)	1,500,000	1,500,000
Higher Education Assistance Agency, Student Loan Revenue, Series A, 1.5%*, 3/1/2027 (b)	8,200,000	8,200,000
Montgomery County, Multifamily Housing Revenue, Forge Gate Apartments Project, Series A, AMT, 1.4%*, 8/15/2031 (b)	5,165,000	5,165,000
South Carolina 1.4%
Public Service Authority, 1.4%, 9/12/2002	4,900,000	4,900,000
Tennessee 1.3%
Clarksville, Public Building Authority Revenue, 1.45%*, 6/1/2024 (b)	4,685,000	4,685,000
Texas 13.9%
Angelina & Neches River Authority, Solid Waste Revenue, Series C, 1.55%*, 5/1/2014 (b)	1,200,000	1,200,000
Austin Utility System, 1.45%, 11/8/2002	9,531,000	9,531,000
Dallas-Fort Worth International Airport Facility Improvement Revenue, Learjet, Inc. Project, Series A-1, AMT, 1.55%*, 1/1/2016 (b)	6,080,000	6,080,000
Harris County, 1.5%, 8/8/2002	4,700,000	4,700,000
Houston, Tax & Revenue Anticipation Notes, Series A-1, 3.0%, 6/30/2003	8,500,000	8,606,049
Municipal Power Agency, 1.3%, 8/19/2002	3,000,000	3,000,000
Municipal Power Agency, 1.5%, 8/12/2002	2,000,000	2,000,000
San Antonio Gas & Electric Revenue, 1.45%, 8/20/2002	6,000,000	6,000,000
State Tax & Revenue Anticipation Notes, Series A-L32, 3.75%, 8/29/2002	7,000,000	7,006,759
Utah 1.7%
Intermountain Power Agency, 1.25%, 8/7/2002	3,000,000	3,000,000
Salt Lake County, Tax & Revenue Anticipation Notes, 2.5%, 12/30/2002	3,000,000	3,013,272
Vermont 1.8%
Student Assistance Corp., Student Loan Revenue, 1.5%*, 1/1/2004 (b)	6,405,000	6,405,000
Virginia 1.3%
Henrico County, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 1.55%*, 8/1/2020 (b)	4,700,000	4,700,000
Washington 1.1%
Tacoma, Electric System, 1.35%, 11/8/2002	4,000,000	4,000,000
West Virginia 0.1%
Preston County, Industrial Development Revenue, AMT, 1.75%*, 12/1/2007 (b)	295,000	295,000
Wisconsin 3.7%
Housing & Economic Development Authority, Business Development Revenue, AMT, 1.55%*, 9/1/2019 (b)	3,420,000	3,420,000
Oak Creek, Pollution Control Revenue, Wisconsin Electric Power Co. Project, 1.45%*, 8/1/2016	1,000,000	1,000,000
Park Falls, Industrial Development Revenue, Weather Shield Project, AMT, 1.75%*, 8/1/2020 (b)	3,800,000	3,800,000
Pewaukee, Industrial Development Revenue, Mixer Systems, Inc. Project, AMT, 1.75%*, 9/1/2020 (b)	1,900,000	1,900,000
Rhinelander, Industrial Development Revenue, American Plastics Co. Project, AMT, 1.45%*, 11/1/2014 (b)	2,645,000	2,645,000
Total Investment Portfolio - 100.0% (Cost $349,863,978) (a)		349,863,978

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2002.

(a) The cost for federal income tax purchases was $349,863,978.

(b) Security includes a letter of credit or line of credit from a major bank.

Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

financial statements

Statements of Assets and Liabilities

July 31, 2002	Money Fund	Government Money Fund	Municipal Money Fund
Assets
Investments in securities, at amortized cost: Short-term securities	$ 603,326,891	$ 182,043,495	$ 349,863,978
Repurchase agreements	123,000,000	76,447,000	-
Cash	35,218	176	60,515
Receivable for investments sold	-	-	630,083
Interest receivable	1,473,030	590,257	1,072,257
Receivable for Fund shares sold	401,253	144,694	363,519
Total Assets	728,236,392	259,225,622	351,990,352
Liabilities
Payable for investments purchased	25,000,000	10,000,000	-
Dividends payable	176,148	59,474	69,737
Payable for Fund shares redeemed	1,272,594	983,654	-
Accrued management fee	259,401	241,910	45,033
Other accrued expenses and payables	42,878	21,949	46,136
Total Liabilities	26,751,021	11,306,987	160,906
Net assets, at value	$ 701,485,371	$ 247,918,635	$ 351,829,446
Net Assets
Net assets consist of: Undistributed (distributions in excess of) net investment income	62,477	(21,267)	174
Accumulated net realized gain (loss)	(59,977)	-	(68)
Paid-in capital	701,482,871	247,939,902	351,829,340
Net assets, at value	$ 701,485,371	$ 247,918,635	$ 351,829,446
Shares outstanding	701,483,660	247,939,212	351,829,382
Net asset value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations

Year ended July 31, 2002	Money Fund	Government Money Fund	Municipal Money Fund
Investment Income
Income: Interest	$ 21,488,494	$ 7,570,138	$ 7,980,760
Expenses: Management fee	3,215,515	1,420,003	1,924,838
Services to shareholders	626,940	243,457	277,193
Custodian fees	42,091	21,463	13,411
Auditing	32,541	12,593	23,854
Legal	24,549	7,477	13,681
Trustees' fees and expenses	56,479	36,440	35,263
Registration fees	38,065	25,838	86,220
Other	6,807	9,428	18,921
Total expenses, before expense reductions	4,042,987	1,776,699	2,393,381
Expense reductions	(944,743)	(833,471)	(1,669,777)
Total expenses, after expense reductions	3,098,244	943,228	723,604
Net investment income	18,390,250	6,626,910	7,257,156
Net realized gain (loss) on investment transactions	2,588	9,000	-
Net increase in net assets resulting from operations	$ 18,392,838	$ 6,635,910	$ 7,257,156

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Money Fund

	Years ended July 31,
	2002	2001
Increase (Decrease) in Net Assets
Operations: Net investment income	$ 18,390,250	$ 52,600,350
Net realized gain (loss) on investment transactions	2,588	(4,044,294)
Net increase (decrease) in net assets resulting from operations	18,392,838	48,556,056
Distributions to shareholders from net investment income	(18,392,241)	(52,543,236)
Fund share transactions: Proceeds from shares sold	542,802,419	963,782,313
Reinvestment of distributions	18,168,680	50,984,896
Cost of shares redeemed	(837,648,455)	(966,477,185)
Net increase (decrease) from Fund share transactions	(276,677,356)	48,290,024
Capital contribution from Advisor (see Note E)	-	3,989,083
Increase (decrease) in net assets	(276,676,759)	48,291,927
Net Assets
Beginning of period	978,162,130	929,870,203
End of period (including undistributed net investment income of $62,477 as of July 31, 2002)	$ 701,485,371	$ 978,162,130
Other Information
Shares outstanding at beginning of period	978,161,970	929,870,203
Shares sold	542,801,475	963,784,140
Shares issued to shareholders in reinvestment of distributions	18,168,680	50,984,896
Shares redeemed	(837,648,465)	(966,477,269)
Net increase (decrease)	(276,678,310)	48,291,767
Shares outstanding at end of period	701,483,660	978,161,970

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Government Money Fund

	Years ended July 31,
	2002	2001
Increase (Decrease) in Net Assets
Operations: Net investment income	$ 6,626,910	$ 24,440,473
Net realized gain (loss) on investment transactions	9,000	35,605
Net increase (decrease) in net assets resulting from operations	6,635,910	24,476,078
Distributions to shareholders from net investment income	(6,657,176)	(24,476,076)
Fund share transactions: Proceeds from shares sold	343,929,794	869,949,138
Reinvestment of distributions	6,517,815	23,408,920
Cost of shares redeemed	(490,057,113)	(890,800,156)
Net increase (decrease) from Fund share transactions	(139,609,504)	2,557,902
Increase (decrease) in net assets	(139,630,770)	2,557,904
Net Assets
Beginning of period	387,549,405	384,991,501
End of period (including distributions in excess of net investment income of $21,267 as of July 31, 2002)	$ 247,918,635	$ 387,549,405
Other Information
Shares outstanding at beginning of period	387,548,721	384,991,501
Shares sold	343,929,794	869,948,075
Shares issued to shareholders in reinvestment of distributions	6,517,815	23,408,920
Shares redeemed	(490,057,118)	(890,799,775)
Net increase (decrease)	(139,609,509)	2,557,220
Shares outstanding at end of period	247,939,212	387,548,721

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Municipal Money Fund

	Years ended July 31,
	2002	2001
Increase (Decrease) in Net Assets
Operations: Net investment income	$ 7,257,156	$ 13,511,040
Net realized gain (loss) on investment transactions	-	(22)
Net increase (decrease) in net assets resulting from operations	7,257,156	13,511,018
Distributions to shareholders from net investment income	(7,257,143)	(13,510,925)
Fund share transactions: Proceeds from shares sold	409,305,064	579,462,863
Reinvestment of distributions	7,163,132	13,030,455
Cost of shares redeemed	(505,232,020)	(409,001,212)
Net increase (decrease) from Fund share transactions	(88,763,824)	183,492,106
Increase (decrease) in net assets	(88,763,811)	183,492,199
Net Assets
Beginning of period	440,593,257	257,101,058
End of period (including undistributed net investment income of $174 as of July 31, 2002)	$ 351,829,446	$ 440,593,257
Other Information
Shares outstanding at beginning of period	440,593,206	257,101,058
Shares sold	409,305,064	579,462,920
Shares issued to shareholders in reinvestment of distributions	7,163,132	13,030,455
Shares redeemed	(505,232,020)	(409,001,227)
Net increase (decrease)	(88,763,824)	183,492,148
Shares outstanding at end of period	351,829,382	440,593,206

The accompanying notes are an integral part of the financial statements.

financial highlights

Scudder YieldWise Money Fund

Years ended July 31,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.02	.06	.06	.05	.06
Less distributions from net investment income	(.02)	(.06)	(.06)	(.05)	(.06)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	2.11	5.64[b]	5.88	5.03	5.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	701	978	930	914	1,072
Ratio of expenses before expense reductions (%)	.47	.44[c]	.47	.45	.44
Ratio of expenses after expense reductions (%)	.36	.34[c]	.34	.34	.07
Ratio of net investment income (%)	2.15	5.49	5.72	4.92	5.63

a Total returns would have been lower had certain expenses not been reduced.

b Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor (see Note E). Without this contribution the total return would have been lower.

c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .44% and .34%, respectively.

Scudder YieldWise Government Money Fund

Years ended July 31,	2002	2001	2000	1999[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.02	.06	.06	.03
Less distributions from net investment income	(.02)	(.06)	(.06)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	2.09	5.67	5.94	3.30**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	248	388	385	211
Ratio of expenses before expense reductions (%)	.58	.54[c]	.63	.61*
Ratio of expenses after expense reductions (%)	.31	.21[c]	.10	.05*
Ratio of net investment income (%)	2.16	5.55	5.87	4.92*

a For the period from December 1, 1998 (commencement of operations) to July 31, 1999.

b Total returns would have been lower had certain expenses not been reduced.

c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .53% and .21%, respectively.

* Annualized

** Not annualized

Scudder YieldWise Municipal Money Fund

Years ended July 31,	2002	2001	2000	1999[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.02	.04	.04	.02
Less distributions from net investment income	(.02)	(.04)	(.04)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.63	3.86	3.96	2.09**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	352	441	257	81
Ratio of expenses before expense reductions (%)	.54	.55[c]	.69	.88*
Ratio of expenses after expense reductions (%)	.16	.00[c]	.00	.00*
Ratio of net investment income (%)	1.64	3.76	3.98	3.25*

a For the period from December 1, 1998 (commencement of operations) to July 31, 1999.

b Total returns would have been lower had certain expenses not been reduced.

c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .55% and .00%, respectively.

* Annualized

** Not annualized

notes to financial statements

A. Significant Accounting Policies

Scudder YieldWise Funds (the "Trust"), formerly Zurich YieldWise Funds, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust currently offers three investment funds ("Funds"). Scudder YieldWise Money Fund, formerly Zurich YieldWise Money Fund, invests primarily in short-term high quality obligations of major banks and corporations. Scudder YieldWise Government Money Fund, formerly Zurich YieldWise Government Money Fund, invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies and repurchase agreements thereon. Scudder YieldWise Municipal Money Fund, formerly Zurich YieldWise Municipal Money Fund, invests in short-term high quality municipal securities.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At July 31, 2002, the Funds had net tax basis capital loss carryforwards as follows which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

	Capital Loss Carryforward ($)	Expiration
Scudder YieldWise Money Fund	$ 276	7/31/2008
	6,353	7/31/2009
	53,348	7/31/2010
Scudder YieldWise Municipal Money Fund	46	7/31/2009
	22	7/31/2010

Distribution of Income and Gains. All of the net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds except for undistributed ordinary income of:

Scudder YieldWise Money Fund	$ 238,625
Scudder YieldWise Government Money Fund	38,207

There were no significant book-to-tax differences for the Scudder YieldWise Municipal Money Fund except for undistributed tax-exempt income of $69,911.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

On April 5, 2002, 100% of Zurich Scudder Investments, Inc. ("ZSI") was acquired by Deutsche Bank AG with the exception of Threadneedle Investments in the U.K. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). Effective April 5, 2002, the investment management agreements with ZSI were terminated and DeIM became the investment advisor for the Funds. The Investment Management Agreements (the "Management Agreements") are the same in all material respects as the corresponding previous Management Agreements.

Management Agreement. Under the Management Agreements, the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreements. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215,000,000 of the Fund's average daily net assets, 0.375% of the next $335,000,000 of such net assets, 0.30% of the next $250,000,000 of such net assets and 0.25% of such net assets in excess of $800,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended July 31, 2002, the Funds incurred the following management fees:

Fund	Total Aggregated ($)	Not Imposed ($)	Effective Rate (%)
Scudder YieldWise Money Fund	3,215,515	315,085	0.34
Scudder YieldWise Government Money Fund	1,420,003	643,462	0.25
Scudder YieldWise Municipal Money Fund	1,924,838	1,419,767	0.11

The Advisor has agreed to temporarily waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund as follows: for Scudder YieldWise Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.38% until November 30, 2002; for Scudder YieldWise Government Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.37% until November 30, 2002; for Scudder YieldWise Municipal Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.30% until November 30, 2002. In addition, from August 1, 2001 to January 2, 2002, the Advisor agreed to voluntarily limit expenses of each Fund as follows: for Scudder YieldWise Money Fund, 0.34%; for Scudder YieldWise Government Money Fund, 0.24%; for Scudder YieldWise Municipal Money Fund, 0.00%.

Under these agreements, the Advisor waived and absorbed additional expenses of $103,425 for Scudder Yieldwise Money Fund.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the year ended July 31, 2002, SISC received shareholder services fees as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Unpaid at July 31, 2002 ($)
Scudder YieldWise Money Fund	518,838	518,838	-
Scudder YieldWise Government Money Fund	211,020	181,087	-
Scudder YieldWise Municipal Money Fund	258,191	239,976	-

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Expense Off-Set Arrangements

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the year ended July 31, 2002, the Funds' custodian and transfer agent fees were reduced as follows:

Fund	Custodian Fee ($)	Transfer Agent Fee ($)
Scudder YieldWise Money Fund	7,395	-
Scudder YieldWise Government Money Fund	3,613	5,309
Scudder YieldWise Municipal Money Fund	2,448	7,586

D. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

E. Capital Contribution

On January 16, 2001 the Advisor voluntarily purchased $10,000,000 of Southern California Edison commercial paper from the Scudder YieldWise Money Fund for $3,989,083 in excess of that security's value. The Fund recorded a realized loss of $3,989,083 on the transaction, which was offset by a payment of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution.

report of Ernst & Young LLP, independent auditors

The Trustees and Shareholders of Scudder YieldWise Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Scudder YieldWise Funds (formerly Zurich YieldWise Funds) comprising the Scudder YieldWise Money Fund (formerly Zurich YieldWise Money Fund), Scudder YieldWise Government Money Fund (formerly Zurich YieldWise Government Money Fund) and Scudder YieldWise Municipal Money Fund (formerly Zurich YieldWise Municipal Money Fund) (the "Funds"), as of July 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Scudder YieldWise Funds at July 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Boston Massachusetts
September 5, 2002

tax information (Unaudited)

Of the dividends paid from net investment income for the Scudder YieldWise Municipal Money Fund for the taxable year ended July 31, 2002, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

shareholder meeting results

A Special Meeting of Shareholders of Scudder YieldWise Funds was held on March 28, 2002, at the office of Deutsche Investment Management Americas Inc. (formerly Zurich Scudder Investments, Inc.), Two International Place, Boston, Massachusetts. At the meeting, the following matter was voted upon by the shareholders of each series of Scudder YieldWise Funds, voting separately (the resulting votes are presented below):

Scudder YieldWise Money Fund

1. To approve a new investment management agreement for the Scudder YieldWise Money Fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
443,718,960	18,295,439	18,143,893

Scudder YieldWise Government Money Fund

1. To approve a new investment management agreement for the Scudder YieldWise Government Money Fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
137,504,352	8,640,746	8,079,012

Scudder YieldWise Municipal Money Fund

1. To approve a new investment management agreement for the Scudder YieldWise Municipal Money Fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
222,351,412	13,998,258	16,358,415

trustees and officers

The following table presents certain information regarding the Trustees of the fund as of July 31, 2002. Each Trustee's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period.

Non-Interested Trustees
Name, Age and Position(s) Held with the Fund	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds/ Portfolios in Fund Complex Overseen	Other Directorships Held
John W. Ballantine (56)
Trustee	1999- present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); formerly, Executive Vice President and Head of International Banking (1995-1996)	83

Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems)

Lewis A. Burnham (69)
Trustee	1977- present	Retired; formerly, Director, Management Consulting, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation	83	None
Donald L. Dunaway (65)
Trustee	1980- present	Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer)	83	None
James R. Edgar (56)
Trustee	1999- present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs; formerly, Governor, State of Illinois	83

Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/
marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com, Inc. (online wagering platform of Churchill Downs, Inc.)

Paul K. Freeman (52)
Trustee	2002- present	President, Cook Street Holdings (consulting); Adjunct Professor, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly Project Leader, International Institute for Applied Systems Analysis (1998-2001); formerly, Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	97	None
Robert B. Hoffman (65)
Trustee	1981- present	Retired, formerly Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President and Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals)	83	None
Shirley D. Peterson (60)
Trustee	1995- present	Retired, formerly, President, Hood College; formerly, partner, Steptoe & Johnson (law firm); formerly, Commissioner, Internal Revenue Service; formerly, Assistant Attorney General (Tax), U.S. Department of Justice	83	Bethlehem Steel Corp.
Fred B. Renwick (72)
Trustee	1988- present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business	83

The Wartburg Foundation; The Investment Fund for Foundations; Chairman, Finance Committee of Morehouse College Board of Trustees; American Bible Society Investment Committee; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; formerly, member of Investment Committee of Atlanta University Board of Trustees

William P. Sommers (69)
Trustee	1979- present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); formerly, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm)	83

PSI Inc., (engineering and testing firm); Evergreen Solar, Inc. (develop/manufacture solar electric system engines); H2 Gen (manufacture hydrogen generators); Zassi Medical Evolutions, Inc. (specialists in intellectual property opportunities in medical device arena)

John G. Weithers (68)
Trustee	1993- present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange	83	Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges, formerly, Records Management Systems

Interested Trustees**
Name, Age and Position(s) Held with the Fund	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds/ Portfolios in Fund Complex Overseen	Other Directorships Held
William F. Glavin, Jr. (43)
Trustee and President	2001- present	Managing Director of Deutsche Asset Management	83	Trustee, Crossroads for Kids, Inc. (serves at-risk children)
Richard T. Hale (57)
Chairman, Trustee and Vice President	2002- present	Managing Director of Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management Americas; Chairman, President and/or Director on the boards of certain other funds managed by DeIM or its affiliates; Director and President, Investment Company Capital Corp. (registered investment advisor) and Vice President, Deutsche Asset Management, Inc.	220	Director, Deutsche Global Funds, Ltd., CABEI Fund and North American Income Fund; formerly, Director, ISI Family of Funds (registered investment companies)

* Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor.

** As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

The following table presents information about each Officer of the fund as of July 31, 2002. Each Officer's age is in parentheses after his or her name. Unless otherwise noted, the address of each Officer is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other officers hold offices in accordance with the By-Laws of the fund. Each Officer of the fund is an employee of Deutsche Asset Management.

Officers
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
William F. Glavin, Jr.# (43)
Trustee and President	2002-present	Managing Director of Deutsche Asset Management
Steven H. Boyd (31)
Vice President	2002-present	Vice President of Deutsche Asset Management; formerly, analyst for Union Bank of Switzerland; formerly, municipal research analyst for ABN AMRO Securities
Philip J. Collora# (56)
Vice President and Assistant Secretary	1996-present	Senior Vice President of Deutsche Asset Management
Richard T. Hale## (57)
Chairman, Trustee and Vice President	2002-present

Managing Director of Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management Americas; Chairman, President and/or Director on the boards of certain other funds managed by DeIM or its affiliates; Director and President, Investment Company Capital Corp. (registered investment advisor) and Vice President, Deutsche Asset Management, Inc.

Daniel O. Hirsch## (48)
Vice President and Assistant Secretary	2002-present

Managing Director of Deutsche Asset Management; formerly, Principal, BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown Inc.); formerly, Assistant General Counsel, United States Securities and Exchange Commission

Kenneth Murphy (38)
Vice President	2002-present	Vice President of Deutsche Asset Management; formerly, Director of Transfer Agent Compliance, John Hancock Signature Services
Gary R. Pollack (49)
Vice President	2002-present	Director of Deutsche Asset Management
Darlene M. Rasel (51)
Vice President	2002-present	Managing Director of Deutsche Asset Management
Gary L. French (51)
Treasurer	2002-present	Managing Director of Deutsche Asset Management; formerly, President of UAM Fund Services, Inc.
John R. Hebble (44)
Assistant Treasurer	1998-present	Senior Vice President of Deutsche Asset Management
Thomas Lally (34)
Assistant Treasurer	2001-present	Senior Vice President of Deutsche Asset Management
Brenda Lyons (39)
Assistant Treasurer	1998-present	Senior Vice President of Deutsche Asset Management
John Millette (39)
Secretary	2001-present	Vice President of Deutsche Asset Management
Caroline Pearson (40)
Assistant Secretary	1998-present	Managing Director of Deutsche Asset Management; formerly, Associate, Dechert (law firm)

# Address: 222 South Riverside Plaza, Chicago, Illinois

## Address: One South Street, Baltimore, Maryland

account management resources

Legal Counsel	Vedder, Price, Kaufman & Kammholz 222 North LaSalle Street Chicago, IL 60601
Shareholder Service Agent	Scudder Investments Service Company P.O. Box 219151 Kansas City, MO 64121-9151
Custodian	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110
Transfer Agent	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110
Independent Auditors	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116

This report must be preceded or accompanied by a Scudder YieldWise Funds prospectus.

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